Summary of Liquidated Damages (Details) - The Arena Group Holdings Inc [Member] - USD ($) $ in Thousands	Sep. 30, 2023		Dec. 31, 2022		Dec. 31, 2021
Registration Rights Damages	$ 1,828		$ 2,002		$ 4,305
Public Information Failure Damages	2,488		2,740		5,713
Accrued Interest	1,977		1,595		2,187
Balance	6,293		6,337		12,205
MDB Common Stock To Be Issued [Member]
Registration Rights Damages	15	[1]	15	[1],[2]	15	[3]
Public Information Failure Damages		[1]		[1]		[3]
Accrued Interest		[1]		[1],[2]		[3]
Balance	15	[1]	15	[1],[2]	15	[3]
Series H Preferred Stock [Member]
Registration Rights Damages			618		1,164
Public Information Failure Damages			626		1,172
Accrued Interest			570		792
Balance			1,814		3,128
Convertible Debentures [Member]
Registration Rights Damages
Public Information Failure Damages	704		704		873
Accrued Interest	343		280		242
Balance	1,047		984		1,115
Series J Convertible Preferred Stock [Member]
Registration Rights Damages	932		932		1,560
Public Information Failure Damages	932		932		1,560
Accrued Interest	692		525		490
Balance	2,556		2,389		3,610
Series K Convertible Preferred Stock [Member]
Registration Rights Damages	263		437		180
Public Information Failure Damages	226		478		722
Accrued Interest	261		220		50
Balance	750		1,135		952
Series I Preferred Stock [Member]
Registration Rights Damages					1,386
Public Information Failure Damages					1,386
Accrued Interest					613
Balance					$ 3,385
Series H Convertible Preferred Stock [Member]
Registration Rights Damages	618		618
Public Information Failure Damages	626		626
Accrued Interest	681		570
Balance	$ 1,925		$ 1,814

[1]	Consists of shares of common stock issuable to MDB Capital Group, LLC (“MDB”).
[2]	Shares of common stock issuable to MDB Capital Group, LLC (“MDB”).
[3]	Shares of common stock issuable to MDB.